CLUB ACQUISITIONS, CLUB DISPOSITIONS AND DISCONTINUED OPERATIONS (Schedule of Disposal Groups, Including Discontinued Operations, Income Statement) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Business Combinations [Abstract]
Revenues	$ 0	$ 3,759	$ 7,387
Operating expenses, excluding loss on disposals and impairments of assets	(10)	(3,658)	(7,152)
Gain (loss) on disposals and impairments of assets	1	(11,448)	(126)
Interest expense	0	(2,239)	(215)
Loss from discontinued club operations, before taxes	(9)	(13,586)	(106)
Income tax (expense) benefit	(3)	2,669	(152)
Net income (loss) from discontinued clubs	$ (12)	$ (10,917)	$ (258)